Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2015
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Dec. 18, 2015
Document Effective Date	Dec. 18, 2015
Prospectus Date	Oct. 30, 2015
Boston Partners Emerging Markets Long/Short Fund | Institutional Class
Prospectus:
Trading Symbol	BELSX